Share capital - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 0	$ 0
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	43,893,333
Proceeds from the issuance of common stock	$ 156,100,000